Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net (loss)	$ (1,641,007)	$ (456,765)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and depletion expense	2,554	10,379
Accretion of asset retirement obligation	1,807	1,531
Share based compensation	714,984
Impairment of oil and gas properties	17,039
Changes in operating assets and liabilities
Accounts receivable - joint interest billing	298,134	11,954
Accounts receivable - crude oil and natural gas		1,004
Accounts receivable - related party	(276,094)
Deferred offering costs	(99,829)	109,965
Prepaid expenses and other assets	(88,675)	9,465
Accounts payable and accrued liabilities	275,156	12,510
Accounts payable - working interest partners	143,232	(26,458)
Increase Decrease Drilling Advances Net		(105,697)
Net cash (used in) operating activities	(652,699)	(432,112)
Cash flows from investing activities
Additions of furniture, fixtures and equipment	(14,158)
Development of crude oil and natural gas properties	(585,184)	(14,993)
Acquisition of Crude oil and natural gas properties- business combination	(2,305,917)
Acquisitions of crude oil and natural gas properties	(1,173,906)	(785,630)
Net cash (used in) investing activities	(4,079,165)	(800,623)
Cash flows from financing activities
Long-term debt - advances on line of credit	3,600,000	1,000,000
Common stock issued for cash (net of offering costs)	95,000	49,200
Net cash provided by financing activities	3,695,000	1,049,200
Net (decrease) in cash	(1,036,864)	(183,535)
Cash
Beginning of period	3,011,291	425,358
End of period	1,974,427	$ 241,823
Non-cash investing and financing activities:
Acquisition of crude oil and natural gas properties - business combination	$ 635,837